Share Capital (Rio Tinto Placements) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																						1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended
	Dec. 31, 2012 Rio Tinto [Member]		Dec. 31, 2011 Rio Tinto [Member]		Dec. 31, 2006 Private Placement - Tranche 1 [Member] Rio Tinto [Member]		Dec. 31, 2008 Anti Dilution Shares [Member] Rio Tinto [Member]		Dec. 31, 2009 Private Placement - Tranche 2 [Member] Rio Tinto [Member]		Dec. 31, 2010 March 2010 Private Placement [Member] Rio Tinto [Member]		Dec. 31, 2010 Exercise Of Series A Warrants [Member] Rio Tinto [Member]		Dec. 31, 2010 Conversion Of Convertible Credit Facility [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Anti Dilution Warrants [Member] Rio Tinto [Member]		Dec. 31, 2010 Exercise Of Anti Dilution Warrants [Member] Rio Tinto [Member]		Dec. 31, 2010 Partial Exercise Of Series B Warrants [Member] Rio Tinto [Member]		Jul. 31, 2012 Rights Offering [Member] Rio Tinto [Member]	Dec. 31, 2011 Rights Offering [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Remaining Series B Warrants [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Series C Warrants [Member] Rio Tinto [Member]		Jan. 31, 2012 Exercise Of Subscription Right [Member]	Jan. 31, 2012 Exercise Of Subscription Right [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Subscription Right [Member] Rio Tinto [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Period					2006		2008		2009		2010		2010		2010		2011		2010		2010		July 2012	2011		2011		2011			January 2012	[1]	2011
Number of Shares Acquired					37,089,883	[2]	243,772	[2]	46,304,473	[2]	15,000,000	[2]	46,026,522	[2]	40,083,206	[2]	827,706	[2]	720,203	[2]	33,783,784	[2]	133,585,562 [2]	34,387,776	[2]	14,070,182	[2]	40,224,365	[2]		439,216	[1],[2]	27,896,570 [2]
Number of Shares Acquired, beginning balance	470,683,220	[2]	336,658,442	[2]
Proceeds/ Transaction Value					$ 303,395		$ 612		$ 388,031		$ 240,916		$ 393,066		$ 400,832		$ 2,527		$ 2,229		$ 300,000		$ 935,099	$ 477,302		$ 119,737		$ 379,316		$ 8,489	$ 8,489	[1]	$ 535,908
Proceeds / Transaction Value, beginning balance	$ 4,487,459		$ 3,543,871

[1]	In January 2012, Turquoise Hill received $8.5 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Turquoise Hill.
[2]	Shares acquired excludes other purchases made by Rio Tinto from third parties.